Commitments and contingencies (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Rental expenses under operating leases	¥ 131,808	$ 19,171	¥ 107,911	¥ 23,401